Non-current assets - intangibles - Summary of reconciliations of intangibles (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 14,579	$ 15,918
Additions		0
Disposals		(3)
Amortisation expense	(1,084)	(1,336)	$ (1,320)
Ending balance	13,494	14,579	15,918
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		5
Disposals		(3)
Amortisation expense		(2)	(5)
Ending balance			5
Patents and intellectual property [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		250
Amortisation expense		(250)	(570)
Ending balance			250
GDC licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,579	15,663
Amortisation expense	(1,084)	(1,084)	(745)
Ending balance	$ 13,494	$ 14,579	$ 15,663